Financial Instruments, Financial Risks And Capital Management - Summary of Remaining Contractual Maturity For Non Derivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non Interest Bearing Liabilities [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 36,637	$ 36,039
Adjustment	0	0
Carrying amount	36,637	36,039
Non Interest Bearing Liabilities [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	36,637	36,039
Non Interest Bearing Liabilities [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Non Interest Bearing Liabilities [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Non Interest Bearing Liabilities [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Variable Interest Rate Instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	12,091	36,250
Adjustment	0	(955)
Carrying amount	$ 12,091	$ 35,295
Variable Interest Rate Instruments [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	1.70%	1.60%
Variable Interest Rate Instruments [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	3.30%	4.70%
Variable Interest Rate Instruments [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 12,091	$ 23,736
Variable Interest Rate Instruments [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	7,463
Variable Interest Rate Instruments [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	5,051
Variable Interest Rate Instruments [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	$ 0
Fixed Interest Rate Instruments [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate		2.50%
Total contractual undiscounted cash flows	4,901	$ 5,308
Adjustment	(182)	(297)
Carrying amount	$ 4,719	5,011
Fixed Interest Rate Instruments [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	2.50%
Fixed Interest Rate Instruments [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	4.85%
Fixed Interest Rate Instruments [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 1,837	1,043
Fixed Interest Rate Instruments [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	2,317	1,200
Fixed Interest Rate Instruments [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	747	3,065
Fixed Interest Rate Instruments [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	0	0
Lease Liabilities Fixed Rate [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	38,198	35,175
Adjustment	(2,287)	(2,688)
Carrying amount	$ 35,911	$ 32,487
Lease Liabilities Fixed Rate [Member] | Bottom of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	1.60%	1.60%
Lease Liabilities Fixed Rate [Member] | Top of range [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate	8.80%	8.80%
Lease Liabilities Fixed Rate [Member] | On demand or within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 15,884	$ 15,968
Lease Liabilities Fixed Rate [Member] | Within 2 to 3 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	19,210	14,860
Lease Liabilities Fixed Rate [Member] | Within 3 to 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	3,104	4,278
Lease Liabilities Fixed Rate [Member] | 5 years onwards [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flows	$ 0	$ 69